PROSKAUER ROSE LLP
1585 Broadway
New York, New York 10036

September 13, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Ladies and Gentlemen:

        On behalf of our client, Superior Essex Inc. (the "Registrant"), we transmit herewith, pursuant to the Securities Act of 1933, as amended, a Registration Statement on Form S-1, together with exhibits (the "Registration Statement").

        The Registration Statement relates to the registration of 5,392,405 shares of the Registrant's common stock, par value $0.01 per share, on behalf of the selling stockholders identified in the Registration Statement.

        In payment of the required filing fee, $9,067 was sent by Federal Reserve Wire to the U.S. Treasury designated lockbox at Mellon Bank, Pittsburgh, PA on Friday, September 10, 2004. The Registrants received wire confirmation number 003029.

        If the staff has any questions or requires additional information, please do not hesitate to call the undersigned at (212) 969-3273.

Respectfully,

/s/ Michael R. Neidell

Michael R. Neidell